CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Stockholders' Equity [Member] CNY (¥)
Opening Balance at Jun. 30, 2015	¥ 82,268,844	$ 12,427,690	¥ 697,217	¥ 92,541,687	¥ 4,148,929	¥ (23,024,935)	¥ (317,551)	¥ 8,223,497	¥ 74,045,347
Opening Balance (in shares) at Jun. 30, 2015			5,427,946
Restricted shares issued for services	2,265,442	342,222	¥ 42,454	2,222,988					2,265,442
Restricted shares issued for services (in shares)			360,185
Issuance of ordinary shares, net of issuance costs	158,268	23,908	¥ 1,796	156,472	0				158,268
Issuance of ordinary shares, net of issuance costs (in shares)			15,874
Stock based payment	5,691,308	859,740		5,691,308					5,691,308
Net loss for the year	(40,882,577)	(6,175,802)				(40,882,577)			(40,882,577)
Foreign currency translation adjustment	98,511	14,884					98,511		98,511
Ending Balance at Jun. 30, 2016	49,599,796	7,492,642	¥ 741,467	100,612,455	4,148,929	(63,907,512)	(219,040)	8,223,497	41,376,299
Ending Balance (in shares) at Jun. 30, 2016			5,804,005
Restricted shares issued for services	8,399,240	1,268,806	¥ 72,335	8,326,905					8,399,240
Restricted shares issued for services (in shares)			580,000
Restricted shares issued for management	12,904,723	1,949,413	¥ 447,486	12,457,237					12,904,723
Restricted shares issued for management (in shares)			3,518,909
Stock based payment	2,039,446	308,083		2,039,446					2,039,446
Net loss for the year	(31,203,801)	(4,713,708)				(31,445,147)		241,346	(31,445,147)
Foreign currency translation adjustment	(30,116)	(4,549)					(30,116)		(30,116)
Ending Balance at Jun. 30, 2017	41,709,288	6,300,687	¥ 1,261,288	123,436,043	4,148,929	(95,352,659)	(249,156)	8,464,843	33,244,445
Ending Balance (in shares) at Jun. 30, 2017			9,902,914
Capital contribution in NCI	3,700,000	558,929						3,700,000
Restricted shares issued for services	3,050,896	460,874	¥ 112,321	2,938,575					3,050,896
Restricted shares issued for services (in shares)			900,000
Issuance of ordinary shares, net of issuance costs	65,004,531	9,819,712	¥ 785,871	64,218,660					65,004,531
Issuance of ordinary shares, net of issuance costs (in shares)			6,592,500
Shares issued for unpaid salary to management	1,554,908	234,888	¥ 27,137	1,527,771					1,554,908
Shares issued for unpaid salary to management (in shares)			221,268
Restricted shares issued for management	14,621,838	2,208,804	¥ 92,893	14,528,945					14,621,838
Restricted shares issued for management (in shares)			763,667
Stock based payment	840,286	126,935		840,286					840,286
Net loss for the year	(45,375,234)	(6,854,473)				(44,072,321)		(1,302,913)	(44,072,321)
Foreign currency translation adjustment	1,765,249	266,662					1,765,249		1,765,249
Ending Balance at Jun. 30, 2018	¥ 86,871,762	$ 13,123,018	¥ 2,279,510	¥ 207,490,280	¥ 4,148,929	¥ (139,424,980)	¥ 1,516,093	¥ 10,861,930	¥ 76,009,832
Ending Balance (in shares) at Jun. 30, 2018			18,380,349